Restructuring, Impairment and Transaction-Related Charges	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restructuring, Impairment and Transaction Related Charges [Abstract]
Restructuring, Impairment, and Transaction-Related Charges
Restructuring, Impairment and Transaction-Related Charges

The Company recorded restructuring, impairment and transaction-related charges for the three and nine months ended September 30, 2014 and 2013, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Employee termination charges	$2.4	$4.9	$21.1	$12.6
Impairment charges	3.1	8.8	6.2	18.5
Transaction-related charges	0.4	0.3	1.7	3.5
Integration costs	4.1	6.2	8.7	21.3
Other restructuring charges	4.1	7.6	8.2	27.0
Total	$14.1	$27.8	$45.9	$82.9

The costs related to these activities have been recorded on the condensed consolidated statements of operations as restructuring, impairment and transaction-related charges. See Note 19, "Segment Information," for restructuring, impairment and transaction-related charges by segment.

Restructuring Charges

The Company began a restructuring program in 2010 related to eliminate excess manufacturing capacity and properly align its cost structure. The Company has announced a total of 23 plant closures and has reduced headcount by approximately 8,200 employees since 2010.

The Company announced the closures of the Marengo, Iowa; Pomona, California; St. Cloud, Minnesota and Woodstock, Illinois plants during the nine months ended September 30, 2014. The Company recorded the following charges as a result of these and other restructuring programs for the three and nine months ended September 30, 2014 and 2013:

•
Employee termination charges of $2.4 million and $21.1 million during the three and nine months ended September 30, 2014, respectively, and $4.9 million and $12.6 million during the three and nine months ended September 30, 2013, respectively. The Company reduced its workforce through facility consolidations and involuntary separation programs.

•
Integration costs of $4.1 million and $8.7 million during the three and nine months ended September 30, 2014, respectively, and $6.2 million and $21.3 million during the three and nine months ended and September 30, 2013, respectively. Integration costs were primarily related to preparing existing facilities to meet new production requirements resulting from work transferring from closed plants, as well as other costs related to the integration of the acquired companies.

•
Other restructuring charges of $4.1 million and $8.2 million during the three and nine months ended September 30, 2014, respectively, which consisted of: (1) $2.7 million and $5.2 million, respectively, of vacant facility carrying costs, (2) $1.1 million and $1.5 million, respectively, of equipment and infrastructure removal costs from closed plants and (3) $0.3 million and $1.5 million, respectively, of lease exit charges. Other restructuring charges of $7.6 million and $27.0 million during the three and nine months ended September 30, 2013, respectively, which consisted of: (1) $2.2 million and $12.1 million, respectively, of vacant facility carrying costs, (2) $0.9 million and $5.7 million, respectively, of equipment and infrastructure removal costs from closed plants and (3) $4.5 million and $9.2 million, respectively, of lease exit charges.

The restructuring charges recorded are based on plans that have been committed to by management and are, in part, based upon management's best estimates of future events. Changes to the estimates may require future restructuring charges and adjustments to the restructuring liabilities. The Company expects to incur additional restructuring charges related to these and other initiatives.

Impairment Charges

The Company recognized impairment charges of $3.1 million and $6.2 million during the three and nine months ended September 30, 2014, respectively, consisting of: (1) $2.4 million and $5.0 million, respectively, of impairment charges for machinery and equipment no longer being utilized in production as a result of facility consolidations including Pomona, California, as well as other capacity reduction restructuring initiatives and (2) $0.7 million and $1.2 million, respectively, of land and building impairment charges as a result of facility consolidations in Bristol, Pennsylvania and Poland.

The Company recognized impairment charges of $8.8 million and $18.5 million during the three and nine months ended September 30, 2013, respectively, consisting of: (1) $6.4 million and $11.0 million, respectively, of impairment charges for machinery and equipment no longer being utilized in production as a result of facility consolidations including Dubuque, Iowa, Jonesboro, Arkansas, Pittsburgh, California and Vancouver, British Colombia, as well as other capacity reduction restructuring initiatives and (2) $2.4 million and $7.5 million, respectively, of land and building impairment charges as a result of facility consolidations in Corinth, Mississippi and Mexico.

The fair values of the impaired assets were determined by the Company to be Level 3 under the fair value hierarchy (see Note 12, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs) and were estimated based on broker quotes and internal expertise related to current marketplace conditions. These assets were adjusted to their estimated fair values at the time of impairment.

Transaction-Related Charges

The Company incurs transaction-related charges primarily consisting of professional service fees related to business acquisition and divestiture activities. The Company recognized transaction-related charges of $0.4 million and $1.7 million during the three and nine months ended September 30, 2014, respectively, which primarily included professional service fees for the acquisitions of Brown Printing and Unigraphic. The Company recognized transaction-related charges of $0.3 million and $3.5 million during the three and nine months ended September 30, 2013, respectively, which primarily included professional service fees for the acquisitions of Vertis and Novia. The transaction-related charges were expensed as incurred in accordance with the applicable accounting guidance on business combinations.

Reserves for Restructuring, Impairment and Transaction-Related Charges

Activity impacting the Company's reserves for restructuring, impairment and transaction-related charges for the nine months ended September 30, 2014, was as follows:

	Employee Termination Charges	Impairment Charges	Transaction-Related Charges	Integration Costs	Other Restructuring Charges	Total
Balance at December 31, 2013	$4.8	$—	$0.2	$3.7	$19.3	$28.0
Expense	21.1	6.2	1.7	8.7	8.2	45.9
Cash payments	(16.7)	—	(1.5)	(9.0)	(13.8)	(41.0)
Non-cash adjustments	(0.3)	(6.2)	—	(1.5)	0.8	(7.2)
Balance at September 30, 2014	$8.9	$—	$0.4	$1.9	$14.5	$25.7

The Company's restructuring, impairment and transaction-related reserves at September 30, 2014 included a short-term and a long-term component. The short-term portion included $16.4 million in accrued liabilities and $1.5 million in accounts payable in the condensed consolidated balance sheets as the Company expects these reserves to be paid within the next twelve months. The long-term portion of $7.8 million is included in other long-term liabilities (see Note 13, "Other Long-Term Liabilities") in the condensed consolidated balance sheets, of which $6.6 million is classified in restructuring reserve and $1.2 million is classified in multiemployer pension plans ("MEPPs") withdrawal liability (see Note 14, "Employee Retirement Plans," for further details on the Company's MEPPs).

Restructuring, Impairment and Transaction-Related Charges

The Company recorded restructuring, impairment and transaction-related charges for the years ended December 31, 2013, 2012 and 2011 as follows:

	2013	2012	2011
Employee termination charges	$15.7	$27.2	$29.5
Impairment charges	21.8	23.0	13.8
Transaction-related charges	4.0	4.1	2.9
Integration costs	25.2	44.6	45.7
Other restructuring charges	28.6	19.4	22.1
Total	$95.3	$118.3	$114.0

The costs related to these activities have been recorded on the consolidated statements of operations as restructuring, impairment and transaction-related charges. See Note 25, "Segment Information," for restructuring, impairment and transaction-related charges by segment.

Restructuring Charges

The Company began a restructuring program in 2010 related to eliminating excess manufacturing capacity and properly aligning its cost structure. Since 2010, and including the two plant closures announced in January 2014 discussed below, the Company has announced a total of 21 plant closures and has reduced headcount by approximately 6,800.

During the year ended December 31, 2013, the Company announced the closures of the Bristol, Pennsylvania; Dubuque, Iowa; Pittsburg, California; and Vancouver, British Columbia, Canada plants. In addition, the Marengo, Iowa and Pomona, California plants were announced for closure on January 10, 2014. As a result of these and other restructuring programs, the Company recorded the following charges for the year ended December 31, 2013:

•
Employee termination charges of $15.7 million were recorded by the Company during the year ended December 31, 2013. The Company reduced its workforce through facility consolidations and involuntary separation programs.

•
Integration costs of $25.2 million were recorded by the Company during the year ended December 31, 2013. Integration costs were primarily related to preparing existing facilities to meet new production requirements resulting from work transferring from closed plants, as well as other costs related to the integration of the acquired companies.

•
Other restructuring charges of $28.6 million were recorded by the Company during the year ended December 31, 2013, which consisted of: (1) $14.4 million of vacant facility carrying costs, (2) $6.2 million of equipment and infrastructure removal costs from closed plants and (3) $10.1 million of lease exit charges. Other restructuring charges are presented net of a $2.1 million pension plan settlement gain.

During the year ended December 31, 2012, the Company announced the closures of Jonesboro, Arkansas; Limerick, Ireland, and two plants in Mexico City, Mexico. As a result of these and other restructuring programs, the Company recorded the following charges for the year ended December 31, 2012:

•
Employee termination charges of $27.2 million were recorded by the Company during the year ended December 31, 2012. The Company reduced its workforce through facility consolidations and involuntary separation programs.

•
Integration costs of $44.6 million were recorded by the Company during the year ended December 31, 2012. Integration costs were primarily related to preparing existing facilities to meet new production requirements resulting from work transferring from closed plants, as well as other costs related to the integration of the acquired companies.

•
Other restructuring charges of $19.4 million were recorded by the Company during the year ended December 31, 2012, which consisted of: (1) $19.3 million of vacant facility carrying costs, (2) $7.3 million of equipment and infrastructure removal costs from closed plants and (3) $8.0 million of lease exit charges. Other restructuring charges are presented net of a $12.8 million curtailment gain resulting from an amendment to the postretirement medical benefit plan and a $2.4 million gain on the collection of a note receivable related to a settlement of a disputed pre-acquisition World Color Press note receivable during the year ended December 31, 2012.

During the year ended December 31, 2011, the Company announced the closures of the Richmond, Virginia; Stillwater, Oklahoma; Buffalo, New York; and Mt. Morris, Illinois plants. As a result of these and other restructuring programs, the Company recorded the following charges for the year ended December 31, 2011:

•
Employee termination charges of $29.5 million were recorded by the Company during the year ended December 31, 2011. The Company reduced its workforce through facility consolidations and involuntary separation programs.

•
Integration costs of $45.7 million were recorded by the Company during the year ended December 31, 2011. Integration costs were primarily related to preparing existing facilities to meet new production requirements resulting from work transferring from closed plants, as well as other costs related to the integration of the acquired companies. Integration costs include $6.4 million of stock-based compensation expense related to the termination and liquidation of stock options and the grant of new options (see Note 22, "Equity Incentive Programs"). Included in integration costs is a $15.6 million gain on the collection of a note receivable for the June 2008 sale of World Color Press' European operations during December 31, 2011.

•
Other restructuring charges of $22.1 million were recorded by the Company during the year ended December 31, 2011, which consisted of: (1) $15.1 million of vacant facility carrying costs, (2) $7.7 million of equipment and infrastructure removal costs from closed plants and (3) $6.3 million of lease exit charges. Other restructuring charges are presented net of a postretirement benefit obligation curtailment gain of $7.0 million during the year ended December 31, 2011.

The restructuring charges recorded are based on plans that have been committed to by management and are, in part, based upon management's best estimates of future events. Changes to the estimates may require future restructuring charges and adjustments to the restructuring liabilities. The Company expects to incur additional restructuring charges related to these and other initiatives.

Impairment Charges

The Company recognized impairment charges of $21.8 million during the year ended December 31, 2013, consisting of (1) $10.1 million of land and building impairment charges primarily related to the Corinth, Mississippi; Marengo, Iowa and Mexico City, Mexico plant closures and (2) $11.7 million of machinery and equipment impairment charges related to facility consolidations including Dubuque, Iowa; Jonesboro, Arkansas; Pittsburg, California and Vancouver, British Columbia, Canada, as well as other capacity reduction restructuring initiatives.

The Company recognized impairment charges of $23.0 million during the year ended December 31, 2012, consisting of (1) $13.1 million of land and building impairment charges primarily related to the Limerick, Ireland; Mt. Morris, Illinois; Pila, Poland; Richmond, Virginia and Stillwater, Oklahoma plant closures and (2) $9.9 million of machinery and equipment impairment charges related to facility consolidations including Jonesboro, Arkansas; Mexico City, Mexico; Pila, Poland and Stillwater, Oklahoma, as well as other capacity reduction restructuring initiatives.

The Company recognized impairment charges of $13.8 million during the year ended December 31, 2011, consisting of (1) $3.6 million of land and building impairment charges related to the Stillwater, Oklahoma plant closure and (2) $10.2 million of machinery and equipment impairment charges related to facility consolidations including Corinth, Mississippi; Mt. Morris, Illinois and Pila, Poland, as well as other capacity reduction restructuring initiatives.

The fair values of the impaired assets were determined by the Company to be Level 3 under the fair value hierarchy (see Note 18, "Financial Instruments and Fair Value Measurements," for the definition of Level 3 inputs) and were estimated based on broker quotes and internal expertise related to current marketplace conditions. These assets were adjusted to their estimated fair values at the time of impairment.

Transaction-Related Charges

The Company incurs transaction-related charges primarily consisting of professional service fees related to business acquisition and divestiture activities. The Company recognized transaction-related charges of $4.0 million during the year ended December 31, 2013, which primarily includes fees for the acquisitions of Vertis, Proteus and Transpak. The Company recognized transaction-related charges of $4.1 million during the year ended December 31, 2012, which primarily includes fees for the acquisition of Vertis and the business exchange transaction with Transcontinental. The Company recognized transaction-related charges of $2.9 million during the year ended December 31, 2011, which primarily includes fees for the business exchange transaction with Transcontinental. The transaction-related charges were expensed as incurred in accordance with the applicable accounting guidance on business combinations.

Reserves for Restructuring, Impairment and Transaction-Related Charges

Activity impacting the Company's reserves for restructuring, impairment and transaction-related charges for the years ended December 31, 2013 and 2012 was as follows:

	Employee Termination Charges	Impairment Charges	Transaction-Related Charges	Integration Costs	Other Restructuring Charges	Total
Balance at January 1, 2012	$9.3	$—	$—	$18.2	$26.7	$54.2
Expense from continuing operations	27.2	23.0	4.1	44.6	19.4	118.3
Cash payments	(30.4)	—	(3.2)	(59.3)	(34.3)	(127.2)
Non-cash adjustments	—	(23.0)	—	—	11.0	(12.0)
Balance at December 31, 2012	$6.1	$—	$0.9	$3.5	$22.8	$33.3
Expense from continuing operations	15.7	21.8	4.0	25.2	28.6	95.3
Cash payments	(17.0)	—	(4.7)	(25.0)	(33.2)	(79.9)
Non-cash adjustments	—	(21.8)	—	—	1.1	(20.7)
Balance at December 31, 2013	$4.8	$—	$0.2	$3.7	$19.3	$28.0

The Company's restructuring, impairment and transaction-related reserves at December 31, 2013 included a short-term and a long-term component. The short-term portion is comprised of $15.1 million included in accrued liabilities (see Note 12, "Accrued Liabilities") and $1.4 million included in accounts payable in the consolidated balance sheets as the Company expects these reserves to be paid within the next twelve months. The long-term portion of $11.5 million is included in other long-term liabilities (see Note 19, "Other Long-Term Liabilities") in the consolidated balance sheets, of which $8.5 million is classified in restructuring reserves and $3.0 million is classified in MEPPs withdrawal liability.